Liquidity	12 Months Ended
Dec. 31, 2014
Liquidity [Abstract]
Liquidity
2.	Liquidity

Our accounts have been prepared in accordance with U.S. GAAP on a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the financial statements. Our ability to continue as a going concern depends upon aligning our sources of funding (debt and equity) with our expenditure requirements and repayment of the short-term debts as and when they become due.

In 2014 and 2013, the Company adjusted its structure by divesting Yuanjie, Yanyu and Zhi Shui Yuan, and by Xushui's divesting plan, eased its cash pressure. The existing entities took advantage of the cash collected from the buyers, they didn't expect to get external financing unless some shareholder fundings.

As reflected in the Company's consolidated financial statements, the Company had a net loss and negative cash flows from operating activities for the years ended December 31, 2014, 2013 and 2012. But as of December 31, 2014, the Company's current assets exceed current liabilities by $15.3 million. In assessing its liquidity, management monitors and analyzes the Company's cash balance, its ability to renew bank facilities, and its operating and capital expenditure commitments. Its principal liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations.

The Company's principal sources of liquidity consist of existing cash, personal loans from its shareholders if necessary, and bank facilities from banks. Please see Note 23 for the bank loan details of the Company. Any borrowing therefrom is secured by the Company's assets, as well as the personal guarantees of some of its principal shareholders.

As reflected in the consolidated financial statements, the Company had net losses for the years ended December 31, 2014, 2013 and 2012. But the Company had taken measures to reduce its losses and to generate positive cash flow by accelerating cash or goods collections from suppliers against advances and by attracting talent to improve and enhance its business. In the first half of 2015, the Company won a new project valued approximately $2.1 million in Weifang China.

Management believes that the foregoing measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital obligations in the next twelve months.

However, in case our existing business performance suddenly deteriorates due to unexpected circumstances, the Company may need to obtain alternative financing resources to support its continuing operation. At that time, the Company may not be able to continue as a going concern.